UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10075

                             UBS SEQUOIA FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                       UBS SEQUOIA FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2006


    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             UNITED STATES OF AMERICA
             ------------------------
             INVESTMENTS IN SECURITIES (126.43%)
             -----------------------------------
             COMMON STOCK (126.43%)
             ----------------------
             APPAREL MANUFACTURERS (1.75%)
    94,500   Quiksilver, Inc.*                                                  $  1,309,770
                                                                                ------------
             APPLICATIONS SOFTWARE (4.57%)
    81,000   Moldflow Corp.*                                                       1,271,700
   135,000   MRO Software, Inc.*                                                   2,154,600
                                                                                ------------
                                                                                   3,426,300
                                                                                ------------
             BATTERIES/BATTERY SYSTEM (2.07%)
   112,300   EnerSys*                                                              1,549,740
                                                                                ------------
             CHEMICALS - SPECIALTY (0.19%)
     2,400   Minerals Technologies, Inc.                                             140,184
                                                                                ------------
             CIRCUIT BOARDS (4.26%)
    80,900   SBS Technologies, Inc.*                                               1,310,580
   129,600   TTM Technologies, Inc.*                                               1,877,904
                                                                                ------------
                                                                                   3,188,484
                                                                                ------------
             COMMUNICATION SOFTWARE (3.76%)
    64,800   Avid Technology, Inc.*                                                2,816,208
                                                                                ------------
             COMPUTER AIDED DESIGN (2.12%)
    97,200   Parametric Technology Corp.*                                          1,587,276
                                                                                ------------
             CONSUMER PRODUCTS -- MISCELLANEOUS (3.48%)
    60,000   CNS, Inc.                                                             1,292,400
   108,000   Prestige Brands Holdings, Inc.*                                       1,314,360
                                                                                ------------
                                                                                   2,606,760
                                                                                ------------
             DATA PROCESSING/MANAGEMENT (0.52%)
   108,000   Indus International, Inc.*                                              393,120
                                                                                ------------
             DISTRIBUTION/WHOLESALE (7.66%)
   162,000   Bell Microproducts, Inc.*                                               997,920
   135,000   Huttig Building Products, Inc.*                                       1,256,850
    94,500   Tech Data Corp.*, (a)                                                 3,487,995
                                                                                ------------
                                                                                   5,742,765
                                                                                ------------

             DIVERSIFIED MANUFACTURING OPERATIONS (4.43%)
    81,000   Crane Co. (a)                                                         3,321,810
                                                                                ------------
             ELECTRONIC COMPONENTS - MISCELLANEOUS (9.86%)
   116,100   Benchmark Electronics, Inc.*, (a)                                     4,452,435
    81,000   CTS Corp.                                                             1,083,780
    43,200   Jabil Circuit, Inc.*                                                  1,851,552
                                                                                ------------
                                                                                   7,387,767
                                                                                ------------

                                                                       UBS SEQUOIA FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2006


    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ------------------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.13%)
    13,500   ON Semiconductor Corp.*                                            $     98,010
                                                                                ------------
             ENTERPRISE SOFTWARE/SERVICES (5.08%)
   175,500   Epicor Software Corp.*                                                2,356,965
    78,200   SYNNEX Corp.*                                                         1,451,392
                                                                                ------------
                                                                                   3,808,357
                                                                                ------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (4.57%)
   102,000   J & J Snack Foods Corp.                                               3,426,180
                                                                                ------------
             FOOTWEAR & RELATED APPAREL (0.05%)
     2,700   The Stride Rite Corp.                                                    39,096
                                                                                ------------
             HOME FURNISHINGS (3.06%)
   121,500   Hooker Furniture Corp.                                                2,296,350
                                                                                ------------
             INSTRUMENTS - SCIENTIFIC (1.69%)
    54,000   PerkinElmer, Inc.                                                     1,267,380
                                                                                ------------
             INTERNET SECURITY (2.43%)
   108,000   Symantec Corp.*                                                       1,817,640
                                                                                ------------
             MEDICAL - DRUGS (5.70%)
    81,000   First Horizon Pharmaceutical Corp.*                                   2,042,010
    37,600   K-V Pharmaceutical Co. - Cl A*                                          906,912
    40,500   Medicis Pharmaceutical Corp. - Cl A                                   1,320,300
                                                                                ------------
                                                                                   4,269,222
                                                                                ------------
             MEDICAL LABS & TESTING SERVICES (2.48%)
   102,900   Bio-Reference Laboratories, Inc.*                                     1,856,316
                                                                                ------------
             MEDICAL PRODUCTS (2.87%)
    54,000   Orthofix International N.V.*, (a)                                     2,150,280
                                                                                ------------
             NETWORKING PRODUCTS (4.52%)
   127,800   SafeNet, Inc.*                                                        3,384,144
                                                                                ------------
             OFFICE AUTOMATION & EQUIPMENT (2.74%)
    54,000   Global Imaging Systems, Inc.*                                         2,050,920
                                                                                ------------
             PUBLISHING - BOOKS (3.79%)
    97,000   Thomas Nelson, Inc.                                                   2,837,250
                                                                                ------------
             RESEARCH & DEVELOPMENT (0.39%)
    11,900   PRA International*                                                      294,822
                                                                                ------------
             RESPIRATORY PRODUCTS (4.91%)
    94,500   Respironics, Inc.*, (a)                                               3,676,995
                                                                                ------------
             RETAIL - APPAREL/SHOE (15.35%)
    24,200   Pacific Sunwear Of California, Inc.*                                    536,272
   189,000   Stage Stores, Inc. (a)                                                5,622,750

                                                                       UBS SEQUOIA FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2006


    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ------------------------
             RETAIL - APPAREL/SHOE (CONTINUED)
    54,000   The Children's Place Retail Stores, Inc.*, (a)                     $  3,126,600
   135,000   The Finish Line, Inc.                                                 2,220,750
                                                                                ------------
                                                                                  11,506,372
                                                                                ------------
             RETAIL - DISCOUNT (4.02%)
   130,600   Tuesday Morning Corp. (a)                                             3,015,554
                                                                                ------------
             RETAIL - HOME FURNISHINGS (0.40%)
    42,318   Kirkland's, Inc.*                                                       297,496
                                                                                ------------
             RETAIL - LEISURE PRODUCTS (0.64%)
    31,900   West Marine, Inc.*                                                      478,819
                                                                                ------------
             RETAIL - MUSIC STORE (1.29%)
   173,900   Trans World Entertainment Corp.*                                        968,623
                                                                                ------------
             RETAIL - REGIONAL DEPARTMENT STORES (1.17%)
    27,000   The Bon-Ton Stores, Inc. (a)                                            873,450
                                                                                ------------
             RETAIL - RESTAURANTS (0.36%)
    30,000   Krispy Kreme Doughnuts Inc.*                                            269,400
                                                                                ------------
             RETAIL - SPORTING GOODS (3.39%)
    17,200   Big 5 Sporting Goods Corp.                                              336,776
    28,500   Sport Chalet, Inc. - Cl A*                                              213,465
    54,000   The Sports Authority, Inc.*                                           1,992,600
                                                                                ------------
                                                                                   2,542,841
                                                                                ------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (1.15%)
    87,300   Pericom Semiconductor Corp.*                                            860,778
                                                                                ------------
             TELECOMMUNICATIONS EQUIPMENT (4.20%)
   108,000   Comtech Telecommunications Corp.*                                     3,150,360
                                                                                ------------
             VITAMINS & NUTRITION PRODUCTS (1.49%)
    89,100   Natures Sunshine Products, Inc.                                       1,113,750
                                                                                ------------
             WIRELESS EQUIPMENT (3.89%)
   216,000   Powerwave Technologies, Inc.*, (a)                                    2,913,840
                                                                                ------------
             TOTAL COMMON STOCK (Cost $78,144,893)                                94,734,429
                                                                                ------------
             INVESTMENTS IN SECURITIES (Cost $78,144,893)                         94,734,429
                                                                                ------------

    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             SECURITIES SOLD, NOT YET PURCHASED (23.45%)
             -------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED ((23.45)%)
             -----------------------------------------------
             APPAREL MANUFACTURERS ((2.32)%)
    (8,100)  Guess?, Inc.*                                                          (316,791)
   (40,000)  Volcom, Inc.*                                                        (1,421,200)
                                                                                ------------
                                                                                  (1,737,991)
                                                                                ------------

                                                                       UBS SEQUOIA FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2006


    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.37)%)
   (16,200)  American Axle & Manufacturing Holdings, Inc.*                      $   (277,506)
                                                                                ------------
             B2B/E-COMMERCE ((0.35)%)
   (27,000)  Ariba, Inc.*                                                           (264,060)
                                                                                ------------
             BEVERAGES - NON-ALCOHOLIC ((0.45)%)
    (2,700)  Hansen Natural Corp.*                                                  (340,335)
                                                                                ------------
             BROADCAST SERVICES/PROGRAMMING ((0.10)%)
    (5,000)  Discovery Holding Co. - Cl A*                                           (75,000)
                                                                                ------------
             BUILDING - RESIDENTIAL/COMMERCIAL ((0.45)%)
    (2,700)  KB HOME*                                                               (175,446)
    (2,700)  Lennar Corp. - Cl A*                                                   (163,026)
                                                                                ------------
                                                                                    (338,472)
                                                                                ------------
             COMPUTER AIDED DESIGN ((0.59)%)
    (8,100)  ANSYS, Inc.*                                                           (438,615)
                                                                                ------------
             COMPUTERS - INTEGRATED SYSTEMS ((0.70)%)
   (27,000)  Maxwell Technologies, Inc.*                                            (526,770)
                                                                                ------------
             COMPUTERS - PERIPHERAL EQUIPMENT ((0.92)%)
   (10,800)  Lexmark International, Inc. - Cl A*                                    (490,104)
   (13,500)  Sigma Designs, Inc.*                                                   (196,965)
                                                                                ------------
                                                                                    (687,069)
                                                                                ------------
             CONSUMER PRODUCTS - MISCELLANEOUS ((0.71)%)
   (16,200)  Jarden Corp.*                                                          (532,170)
                                                                                ------------
             DIAGNOSTIC EQUIPMENT ((0.17)%)
    (3,200)  Neurometrix, Inc.*                                                     (124,608)
                                                                                ------------
             DISTRIBUTION/WHOLESALE ((2.20)%)
   (40,500)  Beacon Roofing Supply, Inc.*                                         (1,645,920)
                                                                                ------------
             E-COMMERCE/PRODUCTS ((0.01)%)
    (5,400)  Odimo, Inc.*                                                             (8,748)
                                                                                ------------
             ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.68)%)
   (13,500)  Plexus Corp.*                                                          (507,195)
                                                                                ------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS ((0.37)%)
   (32,400)  Amkor Technology, Inc.*                                                (279,936)
                                                                                ------------
             ENTERPRISE SOFTWARE/SERVICES ((0.02)%)
    (8,100)  Manugistics Group, Inc.*                                                (17,496)
                                                                                ------------
             FINANCE - INVESTMENT BANKER/BROKER ((0.12)%)
    (5,400)  The Charles Schwab Corp.*                                               (92,934)
                                                                                ------------

                                                                       UBS SEQUOIA FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2006


    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             FOOD - MISCELLANEOUS/DIVERSIFIED ((0.34)%)
   (40,500)  American Italian Pasta Co. - Cl A*                                 $   (253,530)
                                                                                ------------
             MEDICAL - DRUGS ((0.56)%)
   (18,900)  CollaGenex Pharmaceuticals, Inc.*                                      (279,720)
    (5,000)  Hi-Tech Pharmacal Co., Inc.*                                           (141,000)
                                                                                ------------
                                                                                    (420,720)
                                                                                ------------
             MEDICAL - IMAGING SYSTEMS ((0.12)%)
    (5,400)  Merge Technologies, Inc.*                                               (86,238)
                                                                                ------------
             MEDICAL INSTRUMENTS ((1.00)%)
   (18,800)  DJ Orthopedics, Inc.*                                                  (747,488)
                                                                                ------------
             MEDICAL LASER SYSTEMS ((0.18)%)
    (2,700)  LCA-Vision, Inc.*                                                      (135,297)
                                                                                ------------
             MEDICAL PRODUCTS ((0.38)%)
    (2,700)  Cyberonics, Inc.*                                                       (69,579)
    (7,100)  Viasys Healthcare, Inc.*                                               (213,568)
                                                                                ------------
                                                                                    (283,147)
                                                                                ------------
             METAL - ALUMINUM ((0.45)%)
   (16,200)  Novelis, Inc.*                                                        (333,234)
                                                                                ------------
             MOTORCYCLE/MOTOR SCOOTER ((0.94)%)
   (13,500)  Harley-Davidson, Inc.*                                                 (700,380)
                                                                                ------------
             NON-HAZARDOUS WASTE DISPOSAL ((0.41)%)
   (21,600)  Casella Waste Systems, Inc.*                                           (306,936)
                                                                                ------------
             POWER CONVERSION/SUPPLY EQUIPMENT ((0.10)%)
    (8,100)  C&D Technologies, Inc.*                                                 (74,844)
                                                                                ------------
             RADIO ((0.23)%)
   (10,800)  Emmis Communications Corp. - Cl A*                                     (172,800)
                                                                                ------------
             RETAIL - APPAREL/SHOE ((0.65)%)
   (10,800)  Payless ShoeSource, Inc.*                                              (247,212)
    (8,100)  The Gap, Inc.*                                                         (151,308)
    (2,700)  Under Armour, Inc.*                                                     (87,480)
                                                                                ------------
                                                                                    (486,000)
                                                                                ------------
             RETAIL - ARTS & CRAFTS ((0.12)%)
    (5,000)  A.C. Moore Arts & Crafts, Inc.*                                         (92,000)
                                                                                ------------
             RETAIL - DISCOUNT ((1.43)%)
   (27,000)  Citi Trends, Inc.*                                                   (1,073,520)
                                                                                ------------
             RETAIL - DRUG STORE ((0.12)%)
    (2,000)  Longs Drug Stores Corp.*                                                (92,560)
                                                                                ------------

                                                                       UBS SEQUOIA FUND, L.L.C.

                                                              SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                    (UNAUDITED)
-----------------------------------------------------------------------------------------------
                                                                                 MARCH 31, 2006


    SHARES                                                                      MARKET VALUE
-----------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             RETAIL - FABRIC STORE ((0.13)%)
    (7,500)  Jo-Ann Stores, Inc.*                                               $   (100,950)
                                                                                ------------
             RETAIL - MAIL ORDER ((0.32)%)
   (18,900)  Sharper Image Corp.*                                                   (242,109)
                                                                                ------------
             RETAIL - RESTAURANTS ((0.45)%)
    (2,700)  Chipotle Mexican Grill, Inc. - Cl A*                                   (149,553)
   (10,800)  Morton's Restaurant Group, Inc.*                                       (187,704)
                                                                                ------------
                                                                                    (337,257)
                                                                                ------------
             RETAIL - SPORTING GOODS ((2.86)%)
   (35,100)  Zumiez, Inc.*                                                        (2,144,610)
                                                                                ------------
             SCHOOLS ((1.42)%)
   (10,800)  Career Education Corp.*                                                (407,484)
   (18,900)  DeVry, Inc.*                                                           (430,353)
   (18,900)  Learning Tree International, Inc.*                                     (229,068)
                                                                                ------------
                                                                                  (1,066,905)
                                                                                ------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS ((0.12)%)
    (2,700)  Hittite Microwave Corp.*                                                (91,017)
                                                                                ------------
             TELECOMMUNICATIONS EQUIPMENT (0.01%)
    (1,300)  NMS Communications Corp.*                                                (4,875)
                                                                                ------------
             THERAPEUTICS ((0.06)%)
    (5,000)  NitroMed, Inc.*                                                        (42,000)
                                                                                ------------
             WATER TREATMENT SYSTEMS ((0.26)%)
   (10,800)  Nalco Holding Co.*                                                    (191,160)
                                                                                ------------
             WIRELESS EQUIPMENT ((0.26)%)
   (27,000)  Vyyo, Inc.*                                                           (196,020)
                                                                                ------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost
               $(15,548,583))                                                    (17,570,422)
                                                                                ------------
             SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(15,548,583))         (17,570,422)
                                                                                ------------
   TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
   PURCHASED -- 102.98%                                                           77,164,007
                                                                                ------------
   OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.98%)                         (2,234,111)
                                                                                ------------
   TOTAL NET ASSETS -- 100.00%                                                  $ 74,929,896
                                                                                ============

 *   Non-income producing security.
 (a) Partially or wholly held ($22,433,972 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006



                                                           March 31, 2006
Investments in Securities -- By Industry            Percentage of Net Assets (%)
----------------------------------------            ----------------------------
APPAREL MANUFACTURERS                                          (0.57)
APPLICATIONS SOFTWARE                                           4.57
AUTOMOTIVE/TRUCK PARTS & EQUIPMENT                             (0.37)
B2B/E-COMMERCE                                                 (0.35)
BATTERIES/BATTERY SYSTEM                                        2.07
BEVERAGES - NON-ALCOHOLIC                                      (0.45)
BROADCAST SERVICES/PROGRAMMING                                 (0.10)
BUILDING - RESIDENTIAL/COMMERCIAL                              (0.45)
CHEMICALS - SPECIALTY                                           0.19
CIRCUIT BOARDS                                                  4.26
COMMUNICATION SOFTWARE                                          3.76
COMPUTER AIDED DESIGN                                           1.53
COMPUTERS - INTEGRATED SYSTEMS                                 (0.70)
COMPUTERS - PERIPHERAL EQUIPMENT                               (0.92)
CONSUMER PRODUCTS - MISCELLANEOUS                               2.77
DATA PROCESSING/MANAGEMENT                                      0.52
DIAGNOSTIC EQUIPMENT                                           (0.17)
DISTRIBUTION/WHOLESALE                                          5.46
DIVERSIFIED MANUFACTURING OPERATIONS                            4.43
E-COMMERCE/PRODUCTS                                            (0.01)
ELECTRONIC COMPONENTS - MISCELLANEOUS                           9.18
ELECTRONIC COMPONENTS - SEMICONDUCTORS                         (0.24)
ENTERPRISE SOFTWARE/SERVICES                                    5.06
FINANCE - INVESTMENT BANKER/BROKER                             (0.12)
FOOD - MISCELLANEOUS/DIVERSIFIED                                4.23
FOOTWEAR & RELATED APPAREL                                      0.05
HOME FURNISHINGS                                                3.06
INSTRUMENTS - SCIENTIFIC                                        1.69
INTERNET SECURITY                                               2.43
MEDICAL - DRUGS                                                 5.14
MEDICAL - IMAGING SYSTEMS                                      (0.12)
MEDICAL INSTRUMENTS                                            (1.00)
MEDICAL LABS & TESTING SERVICES                                 2.48
MEDICAL LASER SYSTEMS                                          (0.18)
MEDICAL PRODUCTS                                                2.49
METAL - ALUMINUM                                              (0.45)
MOTORCYCLE/MOTOR SCOOTER                                       (0.94)
NETWORKING PRODUCTS                                             4.52
NON-HAZARDOUS WASTE DISPOSAL                                   (0.41)
OFFICE AUTOMATION & EQUIPMENT                                   2.74
POWER CONVERSION/SUPPLY EQUIPMENT                              (0.10)
PUBLISHING - BOOKS                                              3.79
RADIO                                                          (0.23)
RESEARCH & DEVELOPMENT                                          0.39
RESPIRATORY PRODUCTS                                            4.91
RETAIL - APPAREL/SHOE                                          14.70
RETAIL - ARTS & CRAFTS                                         (0.12)
RETAIL - DISCOUNT                                               2.59

                                                        UBS SEQUOIA FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2006


RETAIL - DRUG STORE                                            (0.12)
RETAIL - FABRIC STORE                                          (0.13)
RETAIL - HOME FURNISHINGS                                       0.40
RETAIL - LEISURE PRODUCTS                                       0.64
RETAIL - MAIL ORDER                                            (0.32)
RETAIL - MUSIC STORE                                            1.29
RETAIL - REGIONAL DEPARTMENT STORES                             1.17
RETAIL - RESTAURANTS                                           (0.09)
RETAIL - SPORTING GOODS                                         0.53
SCHOOLS                                                        (1.42)
SEMICONDUCTOR COMPONENTS -- INTEGRATED CIRCUITS                 1.03
TELECOMMUNICATIONS EQUIPMENT                                    4.19
THERAPEUTICS                                                   (0.06)
VITAMINS & NUTRITION PRODUCTS                                   1.49
WATER TREATMENT SYSTEMS                                        (0.26)
WIRELESS EQUIPMENT                                              3.63

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS SEQUOIA FUND L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.